TAXATION (Narrative) (Details)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Statements [Line Items]
Applicable tax rate	27.00%	26.00%
2018
Statements [Line Items]
Applicable tax rate	34.00%
2019
Statements [Line Items]
Applicable tax rate	21.00%